Related Party Transactions (Details) - Officers And Directors [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement [Line Items]
Salaries	$ 0	$ 0	$ 0	$ 0
Short-term employee benefits	555	560	1,637	1,668
Stock-based compensation	324,153	545,602	1,128,203	2,512,715
Total	$ 324,708	$ 546,162	$ 1,129,840	$ 2,514,383